Annual Fund Operating Expenses - Investor - Vanguard Intermediate-Term Bond Index Fund - Investor Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.15%